STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.7%
Asset-Backed Certificates - 3.8%
American Homes 4 Rent, Ser. 2015-SFR2, Cl. A	3.73	10/17/2052	3,243,364	[a]	3,488,724
Progress Residential Trust, Ser. 2019-SFR2, Cl. A	3.15	5/17/2036	4,000,000	[a]	4,103,138
Tricon American Homes Trust, Ser. 2017-SFR1, Cl. A	2.72	9/17/2034	3,974,143	[a]	4,006,798
				11,598,660
Collateralized Municipal-Backed Securities - 5.0%
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates, Multifamily Structured Pass Through Certificates, Ser. KGX1, Cl. AFX	3.00	10/25/2027	11,000,000	[b]	11,830,533
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	2.98	10/25/2047	3,424,624	[b]	3,502,917
				15,333,450
Commercial Mortgage Pass-Through Ctfs. - 7.7%
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.90%	2.77	10/15/2034	1,800,000	[a,c]	1,802,164
COMM Mortgage Trust, Ser. 2018-HOME, Cl. A	3.94	4/10/2033	7,000,000	[a]	7,775,764
GS Mortgage Securities Trust, Ser. 2018-HULA, Cl. A, 1 Month LIBOR +.92%	2.60	7/15/2025	2,959,684	[a,c]	2,956,686
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%	2.38	1/15/2033	3,000,000	[a,c]	2,996,431
Morgan Stanley Capital I Trust, Ser. 2019-AGLN, Cl. A, 1 Month LIBOR +.95%	2.63	3/15/2034	1,300,000	[a,c]	1,299,711
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.63	1/17/2035	6,522,801	[a,c]	6,528,970
				23,359,726
U.S. Government Agencies Mortgage-Backed - 84.2%
Federal National Mortgage Association, REMIC, Ser. 2003-49, Cl. JE	3.00	4/25/2033	3,904	[b]	3,901

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.7% (continued)
U.S. Government Agencies Mortgage-Backed - 84.2% (continued)
Government National Mortgage Association, Ser. 2004-109, Cl. ZW	6.00	12/20/2034	4,887,317		5,535,965
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	8,505,678		9,599,344
Government National Mortgage Association, Ser. 2011-48, Cl. FP, 1 Month LIBOR +.40%	2.06	4/20/2041	3,142,389	[c]	3,141,985
Government National Mortgage Association, Ser. 2012-61, Cl. FM, 1 Month LIBOR +.40%	2.07	5/16/2042	5,142,712	[c]	5,153,109
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	3,036,411		3,165,367
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	1,500,000		1,589,218
Government National Mortgage Association, Ser. 2019-160, CI. ZA	3.25	6/20/2047	3,698,336		3,700,333
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR + 5.00%	3.32	1/20/2050	16,437,179	[c]	1,099,138
Federal Home Loan Mortgage Corporation:
4.00%, 5/1/2049			5,681,563	[b]	5,964,533
Federal National Mortgage Association:
2.78%, 1/1/2048			5,582,306	[b]	5,720,099
3.02%, 1/1/2048			7,989,943	[b]	8,237,283
3.50%, 5/1/2045-7/1/2049			23,522,851	[b]	24,791,121
4.50%, 1/1/2049			5,663,450	[b]	6,187,515
Government National Mortgage Association I:
3.50%, 9/15/2041-2/15/2048			8,918,281		9,433,108
4.00%, 10/15/2039-6/15/2046			15,963,306		17,267,026
4.50%, 4/15/2039-12/15/2047			20,233,708		22,334,426
Government National Mortgage Association II:
1.50%, 10/20/2046-11/20/2046			5,312,022		5,409,649
2.00%, 5/20/2047-9/20/2047			15,659,379		15,929,882
2.50%, 9/20/2046			3,329,673		3,397,773
3.00%			12,000,000	[d]	12,339,654
3.00%, 8/20/2046			3,789,909		3,914,463
3.50%			18,500,000	[d]	19,085,352
3.50%, 9/20/2042-3/20/2048			49,903,867		52,432,001
4.00%, 10/20/2047			3,138,213		3,275,180
4.50%, 12/20/2039-1/20/2050			3,997,572		4,249,719
5.00%, 11/20/2048-1/20/2050			4,296,537		4,522,764
				257,479,908
Total Bonds and Notes (cost $303,059,923)			307,771,744

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.2%
Registered Investment Companies - 7.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $22,185,930)	1.56	22,185,930	[e] 22,185,930
Total Investments (cost $325,245,853)		107.9%	329,957,674
Liabilities, Less Cash and Receivables		(7.9%)	(24,256,895)
Net Assets		100.0%	305,700,779

LIBOR—London Interbank Offered Rate

REMIC—Real Estate Mortgage Investment Conduit

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $34,958,386 or 11.44% of net assets.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed	-	11,598,660	-	11,598,660
Collateralized Municipal-Backed Securities	-	15,333,450	-	15,333,450
Commercial Mortgage-Backed	-	23,359,726	-	23,359,726
Investment Companies	22,185,930	-	-	22,185,930
U.S. Government Agencies Mortgage-Backed	-	257,479,908	-	257,479,908
Liabilities ($)
Other Financial Instruments:
Swaps ††	-	(82,215)	-	(82,215)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2020, accumulated net unrealized appreciation on investments was $4,711,821, consisting of $5,292,478 gross unrealized appreciation and $580,657 gross unrealized deprecia

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.